SCHEDULE OF OUTSTANDING AND EXERCISABLE OPTIONS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Remaining contractual life (years)	1 year 8 months 19 days
Number of options outstanding and vested, ending balance	403,771,662
Weighted average exercise price, outstanding ending	$ 0.0111
Aggregated intrinsic value	$ 4,447,624
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options outstanding and vested, outstanding, beginning balance	4,908,779	119,917,140
Weighted average exercise price, outstanding	$ 0.011	$ 0.0025
Remaining contractual life (years)		2 years 8 months 26 days	3 years 7 months 6 days
Number of options outstanding and vested, issued		2,981,079
Weighted average exercise price, issued		$ 0.0010
Number of options outstanding and vested, exercised		(117,046,100)
Weighted average exercise price, exercised
Number of options outstanding and vested, expired		(252,000)
Weighted average exercise price, expired		$ 0.065
Number of options outstanding and vested, forfeited		(691,340)
Weighted average exercise price, forfeited		$ 0.058
Number of options outstanding and vested, ending balance		4,908,779	119,917,140
Weighted average exercise price, outstanding ending		$ 0.011	$ 0.0025
Aggregated intrinsic value		$ 19,675
Preferred Stock Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options outstanding and vested, outstanding, beginning balance	36,000
Weighted average exercise price, outstanding	$ 0.10
Remaining contractual life (years)		9 years 5 months 8 days
Weighted average exercise price, issued		$ 0.10
Number of options outstanding and vested, ending balance		36,000
Weighted average exercise price, outstanding ending		$ 0.10
Aggregated intrinsic value		$ 2,732,400
Number of options outstanding and vested, issued		36,000
Remaining contractual life (years), Issued		9 years 5 months 8 days